UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-696

     T. Rowe Price Small-Cap Stock Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 93.6%
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.4%
Strattec Security (1)	186,200	7,882
TRW (2)	696,100	16,268
		24,150
Diversified Consumer Services 2.0%
Bright Horizons Family Solutions (2)	497,600	21,417
Corinthian Colleges (2)	3,085,100	22,305
Investools (2)	734,700	8,074
Matthews International, Class A	1,268,000	61,181
		112,977
Hotels, Restaurants & Leisure 2.9%
BJ's Restaurants (2)	838,800	12,087
CEC Entertainment (2)	373,200	10,778
Panera Bread, Class A (2)	587,800	24,623
PF Chang's China Bistro (2)	411,300	11,697
Red Robin Gourmet Burgers (2)	810,800	30,462
Sonic (2)	1,936,425	42,679
The Cheesecake Factory (2)	1,443,000	31,443
		163,769
Household Durables 0.8%
Jarden (2)	665,600	14,470
Meritage (2)	1,053,200	20,348
Standard Pacific	1,688,600	8,206
		43,024
Internet & Catalog Retail 0.6%
priceline.com (2)	288,600	34,880
		34,880
Leisure Equipment & Products 0.8%
Brunswick	930,600	14,862
MarineMax (2)	783,300	9,760
Polaris Industries	196,200	8,046
Pool	759,137	14,340
		47,008
Media 0.7%
Entercom Communications	424,400	4,214
Scholastic (2)	1,175,400	35,580
		39,794
Multiline Retail 0.2%
Big Lots (2)	489,400	10,914
		10,914
Specialty Retail 3.6%
AC Moore Arts & Crafts (2)	382,600	2,609
AnnTaylor Stores (2)	1,616,400	39,085
Christopher & Banks	905,050	9,041
Hibbett Sports (2)	979,700	15,127
Hot Topic (2)	1,712,300	7,380
J. Crew (2)	656,800	29,011
Lumber Liquidators (2)	246,700	2,615
Monro Muffler Brake (1)	1,371,300	23,175
Tween Brands (2)	1,052,200	26,031
Ulta Salon Cosmetics and Fragrance (2)	80,300	1,127
Zale (2)	1,114,600	22,025
Zumiez (1)(2)	1,443,000	22,641
		199,867
Textiles, Apparel & Luxury Goods 0.2%
Under Armour (2)	319,695	11,701
		11,701

Total Consumer Discretionary		688,084
CONSUMER STAPLES 0.6%

Food & Staples Retailing 0.5%
Casey's General Stores	447,800	10,120
The Pantry (2)	783,100	16,508
		26,628
Food Products 0.1%
ADM Cranberry, Acquisition Date: 6/30/00
Acquisition Cost $0 (2)(3)	164	115
Makepeace (2)	164	1,968
Seneca Foods, Class A (2)	183,400	3,851
Seneca Foods, Class B (2)	69,600	1,451
		7,385

Total Consumer Staples		34,013
ENERGY 7.4%

Energy Equipment & Services 2.9%
Complete Production Services (2)	995,200	22,830
ION Geophysical (2)	1,371,400	18,925
Key Energy Services (2)	245,000	3,288
Seacor (2)	881,000	75,202
Union Drilling (2)	489,300	8,558
W-H Energy Services (2)	463,900	31,939
		160,742
Oil, Gas & Consumable Fuels 4.5%
Bill Barrett (2)	1,334,400	63,050
Concho Resources (2)	833,900	21,381
Forest Oil (2)	1,493,400	73,117
Foundation Coal	631,900	31,804
Geomet (2)	1,685,500	11,225
Holly	79,600	3,456
Mariner Energy (2)	1,672,400	45,172
Westmoreland Coal (1)(2)	497,600	6,757
		255,962

Total Energy		416,704
FINANCIALS 12.3%

Capital Markets 1.5%
Affiliated Managers Group (2)	522,500	47,412
Penson Worldwide (2)	1,199,400	11,070
Piper Jaffray (2)	756,300	25,684
		84,166
Commercial Banks 4.9%
Cascade Bancorp	979,600	9,365
Citizens Republic Bancorp	1,990,400	24,741
Glacier Bancorp	1,714,200	32,861
Pinnacle Financial Partners (1)(2)	1,028,400	26,327
Preferred Bank	293,900	4,905
Prosperity Bancshares	1,076,800	30,861
Provident Bankshares	1,273,500	13,677
Sandy Spring Bancorp	195,500	5,380
Signature Bank (2)	796,200	20,303
Texas Capital Bancshares (2)	646,900	10,920
Valley National Bancorp	1,640,176	31,508
WestAmerica Bank	1,102,000	57,965
Western Alliance Bancorp (2)	679,600	8,740
		277,553
Diversified Financial Services 0.3%
Highlands Acquisition, Equity Units (1)(2)	813,700	7,690
MarketAxess Holdings (2)	816,219	8,113
		15,803
Insurance 2.7%
Assured Guaranty	1,469,100	34,877
E-Health (2)	196,000	4,326
Infinity Property & Casualty (1)	979,500	40,747
Markel (2)	104,500	45,977
Seabright Insurance (2)	597,100	8,795
Selective Insurance	809,800	19,338
		154,060
Real Estate Investment Trusts (REITs) 1.8%
Cousins Properties, REIT	686,900	16,973
DiamondRock Hospitality, REIT	587,500	7,444
EastGroup Properties, REIT	869,600	40,401
Essex Property Trust, REIT	98,000	11,170
LaSalle Hotel Properties, REIT	460,600	13,233
Parkway Properties, REIT	391,200	14,459
		103,680
Thrifts & Mortgage Finance 1.1%
First Niagara Financial	3,230,400	43,901
NewAlliance Bancshares	1,393,300	17,082
		60,983

Total Financials		696,245
HEALTH CARE 14.0%

Biotechnology 4.5%
Acadia Pharmaceuticals (2)	538,900	4,882
Alexion Pharmaceuticals (2)	367,100	21,769
Alkermes (2)	919,300	10,921
Altus Pharmaceuticals (2)	636,700	2,897
Amylin Pharmaceuticals (2)	318,500	9,303
Cephalon (2)	346,417	22,309
Cubist Pharmaceuticals (2)	927,800	17,090
deCode genetics (2)	665,603	1,018
Incyte (2)	1,957,800	20,577
InterMune (2)	954,500	13,917
Martek Biosciences (2)	756,300	23,120
Maxygen (2)	540,500	3,492
Myriad Genetics (2)	979,700	39,472
ONYX Pharmaceuticals (2)	440,300	12,782
Pharmasset (2)	547,400	9,870
Regeneron Pharmaceuticals (2)	373,300	7,164
Rigel Pharmaceuticals (2)	320,800	5,986
Seattle Genetics (2)	398,100	3,623
Senomyx (2)	587,800	3,468
Theravance (2)	274,000	2,885
Vertex Pharmaceuticals (2)	636,700	15,211
		251,756
Health Care Equipment & Supplies 4.6%
Analogic	398,100	26,490
Angiodynamics (2)	465,400	5,380
Edwards Lifesciences (2)	557,300	24,828
Immucor (2)	646,900	13,805
Integra LifeSciences (2)	1,194,200	51,912
Masimo (2)	126,000	3,276
Micrus Endovascular (2)	489,400	6,049
NuVasive (2)	522,500	18,032
NxStage Medical (2)	880,600	3,804
ResMed (2)	696,600	29,383
Stereotaxis (2)	832,600	4,929
Steris	955,400	25,633
Thoratec (2)	660,900	9,444
TomoTherapy (2)	980,100	14,064
Wright Medical Group (2)	955,400	23,063
		260,092
Health Care Providers & Services 3.4%
AMERIGROUP (2)	881,500	24,091
Centene (2)	1,322,500	18,436
HealthExtras (2)	1,049,200	26,062
Healthways (2)	199,000	7,033
Henry Schein (2)	124,400	7,141
LifePoint Hospitals (2)	1,273,400	34,980
Nighthawk Radiology (2)	995,200	9,315
Skilled Healthcare, Class A (2)	686,100	7,533
Sunrise Senior Living (1)(2)	2,680,700	59,726
		194,317
Health Care Technology 0.2%
Vital Images (2)	676,700	10,028
		10,028
Life Sciences Tools & Services 0.2%
Exelixis (2)	1,195,100	8,306
		8,306
Pharmaceuticals 1.1%
Inspire Pharmaceuticals (2)	1,094,700	4,215
Map Pharmaceuticals (2)	120,500	1,683
Medicines Company (2)	587,500	11,867
Medicis Pharmaceutical, Class A	1,154,400	22,730
Xenoport (2)	582,200	23,562
		64,057
Total Health Care		788,556
INDUSTRIALS & BUSINESS SERVICES 20.8%
Aerospace & Defense 1.9%
American Science Engineering	445,500	24,311
Moog, Class A (2)	984,100	41,539
Teledyne Technologies (2)	629,350	29,580
Transdigm Group (2)	268,700	9,955
		105,385
Air Freight & Logistics 0.4%
UTi Worldwide	1,080,400	21,694
		21,694
Airlines 0.2%
AirTran (2)	1,691,600	11,165
Frontier Airlines (2)	693,100	1,753
		12,918
Building Products 0.9%
American Woodmark	342,800	7,048
Builders FirstSource (2)	783,100	5,685
Gibraltar Industries	549,000	6,440
Simpson Manufacturing	378,955	10,300
Universal Forest Products	636,700	20,502
		49,975
Commercial Services & Supplies 4.1%
American Reprographics (2)	1,321,200	19,607
Angelica (1)	685,100	12,291
EnergySolutions	315,400	7,235
EnerNOC (2)	348,300	3,971
G & K Services, Class A	688,600	24,521
Kforce (2)	1,235,200	10,919
Multi-Color (1)	786,800	17,593
Pike Electric (2)	416,300	5,799
Resources Connection	1,488,500	26,599
Ritchie Bros. Auctioneers	646,900	53,123
Waste Connections (2)	1,542,900	47,429
		229,087
Construction & Engineering 0.5%
Insituform Technologies (2)	683,400	9,451
Quanta Services (2)	740,424	17,156
		26,607
Electrical Equipment 2.8%
A.O. Smith	1,654,900	54,396
Acuity Brands	870,800	37,401
Baldor Electric	1,780,300	49,848
Belden	141,500	4,998
Woodward Governor	527,500	14,095
		160,738
Machinery 6.1%
3-D Systems (2)	841,300	12,359
Actuant, Class A	2,063,200	62,329
Cascade	284,100	14,009
ESCO Technologies (1)(2)	1,419,500	56,382
Graco	999,300	36,235
Harsco	640,200	35,454
IDEX	1,020,100	31,307
Nordson	49,800	2,682
RBC Bearings (2)	995,200	36,952
Tennant	248,800	9,905
Toro	1,147,600	47,499
		345,113
Road & Rail 1.5%
Heartland Express	497,600	7,096
Knight Transportation	2,594,700	42,709
Landstar Systems	646,900	33,742
		83,547
Trading Companies & Distributors 2.4%
Applied Industrial Technologies	2,056,200	61,460
Electro Rent	553,300	8,382
H&E Equipment Services (1)(2)	1,811,000	22,764
Interline Brands (2)	1,121,500	20,804
NuCo2 (1)(2)	881,200	24,471
		137,881

Total Industrials & Business Services		1,172,945
INFORMATION TECHNOLOGY 18.7%

Communications Equipment 1.1%
Acme Packet (2)	196,500	1,570
ADTRAN	1,028,600	19,029
Aruba Networks (2)	257,700	1,343
BigBand Networks (2)	489,700	2,806
Blue Coat Systems (2)	746,400	16,451
Finisar (2)	8,333,700	10,667
IXIA (2)	1,076,200	8,351
Optium (2)	562,400	3,954
		64,171
Computers & Peripherals 1.4%
3PAR (2)	149,900	1,013
Emulex (2)	1,027,800	16,691
Intermec (2)	489,000	10,851
Palm (2)	3,918,500	19,593
Synaptics (2)	398,600	9,519
Xyratex (2)	1,175,700	21,092
		78,759
Electronic Equipment & Instruments 1.4%
DTS (2)	845,900	20,301
Measurement Specialties (2)	622,000	10,866
National Instruments	497,600	13,007
Newport (2)	774,200	8,648
Orbotech (2)	945,400	17,339
Synnex (2)	393,300	8,346
		78,507
Internet Software & Services 2.2%
Ariba (2)	2,449,100	23,658
Bankrate (2)	587,300	29,300
CNET Networks (2)	2,951,300	20,954
DealerTrack (2)	538,700	10,893
Digital River (2)	870,800	26,969
The Knot (2)	979,600	11,510
		123,284
IT Services 1.8%
Global Payments	1,152,400	47,663
Heartland Payment Systems	489,800	11,270
MPS Group (2)	2,419,600	28,600
RightNow Technologies (2)	1,355,000	16,125
		103,658
Semiconductor & Semiconductor Equipment 5.8%
Actions Semiconductor, ADR (2)	1,020,100	3,020
Advanced Analogic Technologies (2)	1,094,700	6,152
Advanced Energy Industries (2)	1,094,700	14,516
Atheros Communications (2)	538,800	11,229
Brooks Automation (2)	815,229	7,924
Cabot Microelectronics (2)	225,100	7,237
Conexant Systems (2)	15,674,100	9,089
Cymer (2)	1,184,300	30,839
Diodes (2)	1,567,000	34,411
Entegris (2)	3,283,072	23,605
Exar (2)	1,139,400	9,377
FEI (2)	1,272,700	27,783
Formfactor (2)	497,600	9,504
Mattson Technology (2)	1,492,800	9,091
ON Semiconductor (2)	256,600	1,458
PDF Solutions (2)	1,371,900	7,559
Semitool (2)	1,502,100	12,498
Semtech (2)	1,726,800	24,745
Silicon Laboratories (2)	979,700	30,900
Standard Microsystems (2)	1,023,800	29,875
Veeco (2)	497,600	8,275
Virage Logic (2)	393,600	2,267
Zarlink Semiconductor (2)	3,768,400	3,052
		324,406
Software 5.0%
Bottomline Technologies (2)	881,600	11,108
Catapult Communications (2)	459,300	2,365
DemandTec (2)	560,248	5,715
FactSet Research Systems	1,011,960	54,514
Glu Mobile (2)	195,800	879
Jack Henry & Associates	2,908,100	71,743
Progress Software (2)	881,400	26,371
Pros Holdings (2)	361,600	4,538
Quest Software (2)	1,484,600	19,404
Red Hat (2)	838,500	15,420
Salary.com (2)	497,600	3,279
Sourcefire (2)	1,119,600	6,673
SPSS (2)	525,500	20,379
THQ (2)	1,396,000	30,433
Wind River Systems (2)	1,273,100	9,854
		282,675

Total Information Technology		1,055,460
MATERIALS 2.8%
Chemicals 1.4%
Arch Chemicals	1,173,400	43,721
Koppers	796,200	35,280
		79,001
Containers & Packaging 0.3%
Chesapeake Corporation	695,700	3,346
Smurfit-Stone Container (2)	1,910,600	14,712
		18,058
Metals & Mining 1.1%
Adrian Steel (1)	13,000	3,991
Coal Creek	9,295	3,625
Haynes International (2)	547,400	30,041
Lihir Gold (AUD) (2)	7,832,300	24,998
		62,655

Total Materials		159,714
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.1%
Cogent Communications Group (2)	783,700	14,349
nTelos	140,800	3,407
Premiere Global Services (2)	1,492,800	21,407
Time Warner Telecom, Class A (2)	1,518,200	23,517
		62,680
Wireless Telecommunication Services 0.3%
SBA Communications (2)	392,100	11,696
Virgin Mobile USA, Class A (2)	1,225,300	2,488
		14,184
Total Telecommunication Services		76,864
UTILITIES 3.4%
Electric Utilities 1.5%
Cleco	800,500	17,755
El Paso Electric (2)	833,900	17,820
Empire District Electronics	1,010,300	20,459
Unisource Energy	1,199,700	26,705
		82,739
Gas Utilities 0.6%
Southwest Gas	1,297,700	36,284
		36,284
Multi-Utilities 1.3%
Black Hills	391,600	14,012
OGE Energy	1,119,600	34,898
PNM Resources	1,716,700	21,407
		70,317
Total Utilities		189,340

Total Common Stocks (Cost $4,748,857)		5,277,925
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.1%
T. Rowe Price Reserve Investment Fund, 3.29% (1)(4)	345,248,727	345,249
		345,249
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.202%, 6/19/08	10,250,000	10,178
		10,178
Total Short-Term Investments (Cost $355,427)		355,427
Total Investments in Securities
99.9% of Net Assets (Cost $5,104,284)		$5,633,352

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $115 and represents 0% of net assets.
(4)	Seven-day yield
ADR	American Depository Receipts
REIT	Real Estate Investment Trust
AUD	Australian Dollar

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
Adrian Steel	$ -	$ -	$13	$ 3,991	$ 4,485
American Woodmark	-	-	-	*	6,263
Angelica	-	89	76	12,291	13,148
Baldor Electric	-	-	-	*	60,214
ESCO Technologies	-	248	-	56,382	56,970
H&E Equipment
Services	-	157	-	22,764	**
Highlands Acquisition	-	39	-	7,690	7,931
Infinity Property &
Casualty	-	127	108	40,747	35,559
LECG	-	-	-	-	18,530
Monro Muffler Brake	-	88	83	23,175	26,855
MTS Systems	-	31,365	-	-	37,806
Multi-Color	-	61	40	17,593	21,718
Nextest Systems	-	9,616	-	-	18,400
NuCo2	-	107	-	24,471	22,049
PDF Solutions	-	-	-	*	12,420
Pinnacle Financial
Partners	-	76	-	26,327	26,269
RBC Bearings	-	-	-	*	44,338
Red Robin Gourmet
Burgers	-	-	-	*	26,062
Strattec Security	-	28	28	7,882	7,752
Sunrise Senior Living	-	165	-	59,726	82,640
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤	2,152	345,249	222,579
Westmoreland Coal	507	37	-	6,757	6,501
Zumiez	2,893	63	-	22,641	-
Totals			$2,500	$677,686	$758,489

¤	Purchase and sale information not shown for cash management funds.
*	The issuer was not considered an affiliated company at 3/31/08.
**	The issuer was not considered an affiliated company at 12/31/07.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$688,235
Dividend income		2,500
Interest income		-
Investment income		$2,500
Realized gain (loss) on securities		$6,480
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Stock Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 5,243,228,000 Level 2 – significant other observable inputs 390,009,000 Level 3 – significant unobservable inputs 115,000 Total $ 5,633,352,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $5,104,284,000. Net unrealized gain aggregated $529,068,000 at period-end, of which $1,282,588,000 related to appreciated investments and $753,520,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                                                                                     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008